Accruals and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Schedule of accruals and other current liabilities

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Accruals	230,842	48,896	37,782
Contract liabilities	428,559	29,110	22,493
Other payables
- Professional fee payables	445,794	575,897	444,996
Total	1,105,195	653,903	505,271